Consolidated Statement of Cash Flows - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Loss before tax	€ (99,826,263)	€ (75,653,470)	€ (42,660,662)
Non-cash adjustments to reconcile loss before tax to net cash flows / used in operations :
Share-based payment expense	10,663,226	11,349,200	8,196,387
Depreciation expense	257,551	152,941	77,370
Net foreign exchange (gain) loss	2,794,435	(11,100,392)	(11,760,469)
Finance (income) costs	(204,019)	39,254	267,700
Changes in working capital:
Decrease (increase) in receivables	(41,051)	317,612	(130,501)
(Decrease) increase in other current assets	(953,861)	(2,511,076)	239,875
(Decrease) increase in trade and other payables	(4,171,990)	3,905,486	1,662,686
Increase (decrease) in accrued liabilities	(695,753)	6,664,878	(196,755)
Income taxes paid	(1,108,410)	(182,824)	(27,615)
Received (paid) interest	237,042	(144,243)	(267,700)
Net cash flows used in operating activities	(93,049,093)	(67,162,634)	(44,599,684)
Investing activities
Purchase of property, plant and equipment	(89,984)	(124,296)	(130,032)
Net cash flows used in investing activities	(89,984)	(124,296)	(130,032)
Financing activities
Proceeds from issue of shares and pre-funded warrants	342,911,317	9,609,865	156,825,699
Transaction costs	(17,297,810)	(839,970)	(13,154,360)
Payment of principal portion of lease liabilities	(220,507)	(119,527)	0
Net cash flows provided by financing activities	325,393,000	8,650,368	143,671,339
Net (decrease) increase in cash and cash equivalents	232,253,923	(58,636,562)	98,941,623
Cash and cash equivalents at the beginning of the year	161,837,429	209,353,132	98,628,871
Effect of exchange rate changes	(2,859,715)	11,120,859	11,782,638
Cash and cash equivalents at the end of the year	€ 391,231,637	€ 161,837,429	€ 209,353,132